UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
September 30, 2012

Shares	Description (1)				Value
	Common Stocks – 100.0% (69.2% of Total Investments)
	Aerospace & Defense – 1.7%
48,000	Raytheon Company				$ 2,743,680
	Automobiles – 2.1%
151,000	General Motors Company, (2)				3,435,250
	Chemicals – 1.5%
44,000	Mosaic Company				2,534,840
	Commercial Banks – 3.8%
180,500	Wells Fargo & Company				6,232,665
	Communications Equipment – 3.5%
257,500	Cisco Systems, Inc.				4,915,675
86,000	LM Ericsson Telefonaktiebolget, Sponsored ADR				785,180
	Total Communications Equipment				5,700,855
	Computers & Peripherals – 0.9%
87,000	Hewlett-Packard Company				1,484,220
	Consumer Finance – 2.1%
62,000	Capital One Financial Corporation				3,534,620
	Diversified Financial Services – 6.2%
153,200	Citigroup Inc.				5,012,704
129,500	JP Morgan Chase & Co.				5,242,160
	Total Diversified Financial Services				10,254,864
	Diversified Telecommunication Services – 1.1%
356,700	Frontier Communications Corporation				1,747,830
	Energy Equipment & Services – 1.0%
50,000	Halliburton Company				1,684,500
	Food & Staples Retailing – 2.8%
95,000	CVS Caremark Corporation				4,599,900
	Industrial Conglomerates – 1.2%
87,600	General Electric Company				1,989,396
	Insurance – 11.1%
138,600	American International Group, (2)				4,544,694
234,000	Hartford Financial Services Group, Inc.				4,548,960
73,700	MetLife, Inc., (3)				2,539,702
127,544	Symetra Financial Corporation				1,568,791
260,700	Unum Group				5,010,654
	Total Insurance				18,212,801
	Machinery – 1.9%
37,500	Ingersoll Rand Company Limited, Class A				1,680,750
34,700	PACCAR Inc.				1,388,868
	Total Machinery				3,069,618
	Media – 11.4%
286,000	Interpublic Group Companies, Inc.				3,180,320
16,393	Metro-Goldwyn-Mayer, (2), (11)				516,380
211,300	National CineMedia, Inc.				3,458,981
73,000	News Corporation, Class A				1,790,690
98,800	Time Warner Inc.				4,478,604
100,000	Viacom Inc., Class B				5,359,000
	Total Media				18,783,975
	Metals & Mining – 5.8%
112,300	AngloGold Ashanti Limited, Sponsored ADR				3,936,115
97,200	Barrick Gold Corporation				4,059,072
27,500	Newmont Mining Corporation				1,540,275
	Total Metals & Mining				9,535,462
	Oil, Gas & Consumable Fuels – 8.1%
18,900	Occidental Petroleum Corporation				1,626,534
47,000	Royal Dutch Shell PLC, Class A				3,262,270
381,800	Talisman Energy Inc.				5,085,576
68,000	Total SA, Sponsored ADR				3,406,800
	Total Oil, Gas & Consumable Fuels				13,381,180
	Pharmaceuticals – 18.6%
112,200	GlaxoSmithKline PLC				5,188,128
113,000	Merck & Company Inc.				5,096,300
374,400	Pfizer Inc.				9,303,840
181,000	Sanofi-Aventis				7,793,860
78,200	Teva Pharmaceutical Industries Limited, Sponsored ADR				3,238,262
	Total Pharmaceuticals				30,620,390
	Semiconductors & Equipment – 1.2%
229,800	Intersil Holding Corporation, Class A				2,010,750
	Software – 7.7%
307,000	CA Inc.				7,909,855
163,000	Microsoft Corporation, (3)				4,854,140
	Total Software				12,763,995
	Specialty Retail – 0.8%
79,000	Best Buy Co., Inc.				1,358,010
	Tobacco – 2.6%
47,400	Philip Morris International				4,263,155
	Wireless Telecommunication Services – 2.9%
170,000	Vodafone Group PLC, Sponsored ADR				4,844,150
	Total Common Stocks (cost $148,883,995)				164,786,106

Shares	Description (1)	Coupon		Ratings (4)	Value
	Convertible Preferred Securities – 0.5% (0.4% of Total Investments)
	Commercial Banks – 0.5%
700	Wells Fargo & Company, Convertible Bond	7.500%		BBB+	$ 866,600
	Total Convertible Preferred Securities (cost $635,761)				866,600

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 7.9% (5.5% of Total Investments)
	Capital Markets – 0.4%
25,000	State Street Corporation	5.250%		BBB+	$ 631,250
	Commercial Banks – 1.4%
25,000	BB&T Corporation, (12)	5.850%		BBB	653,500
25,000	First Republic Bank of San Francisco, (12)	6.200%		BBB	652,345
10,000	PNC Financial Services	6.125%		BBB	274,700
25,000	U.S. Bancorp.	6.500%		A3	727,500
	Total Commercial Banks				2,308,045
	Consumer Finance – 0.4%
28,500	HSBC Finance Corporation	6.360%		A	715,065
	Diversified Consumer Services – 0.4%
25,000	Gabelli Equity Trust	5.000%		AAA	631,250
	Diversified Financial Services – 0.2%
10,000	JP Morgan Chase & Company	5.500%		BBB	249,000
	Electric Utilities – 1.9%
18,150	Alabama Power Company, (12)	6.500%		A-	516,709
10,000	Alabama Power Company, (12)	6.450%		A-	286,875
12,000	Connecticut Power & Light Company, (12)	4.960%		BBB	608,250
5,000	Georgia Power Company, (12)	6.500%		A-	560,313
5,000	Gulf Power Company, (12)	6.450%		BBB+	552,105
3,600	SCE Trust I	5.625%		BBB+	93,889
4,400	Southern California Edison Company, (12)	6.125%		BBB+	443,850
	Total Electric Utilities				3,061,991
	Insurance – 2.8%
25,000	Arch Capital Group Limited	6.750%		BBB	667,500
3,800	Aspen Insurance Holdings Limited	7.401%		BBB-	102,333
15,410	Aspen Insurance Holdings Limited	7.250%		BBB-	402,971
25,000	Axis Capital Holdings Limited	6.875%		BBB	672,500
25,000	Endurance Specialty Holdings Limited	7.750%		BBB-	662,500
3,500	Endurance Specialty Holdings Limited	7.500%		BBB-	91,595
25,000	MetLife Inc., Series B	6.500%		Baa2	643,500
25,000	PartnerRe Limited	7.250%		BBB+	685,000
25,000	Principal Financial Group	6.518%		BBB	660,000
	Total Insurance				4,587,899
	Oil, Gas & Consumable Fuels – 0.4%
25,000	Kayne Anderson MLP Trust, (3)	4.950%		AA	633,750
	Total $25 Par (or similar) Preferred Securities (cost $11,895,005)				12,818,250

Principal
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 27.1% (19.0% of Total Investments) (6)
	Auto Components – 1.2%
$ 1,304	Federal-Mogul Corporation, Tranche B, Term Loan	2.166%	12/29/14	Ba3	$ 1,274,922
665	Federal-Mogul Corporation, Tranche C, Term Loan	2.159%	12/28/15	Ba3	650,471
1,969	Total Auto Components				1,925,393
	Biotechnology – 0.5%
887	Grifols, Inc., Term Loan	4.500%	6/01/17	BB	895,898
	Building Products – 0.6%
931	Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	934,989
	Chemicals – 0.6%
983	Univar, Inc., Term Loan	5.000%	6/30/17	B+	980,274
	Communications Equipment – 1.1%
856	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	B1	860,113
979	Avaya, Inc., Term Loan	3.177%	10/27/14	B1	951,335
1,835	Total Communications Equipment				1,811,448
	Consumer Finance – 0.4%
750	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	735,750
	Containers & Packaging – 1.2%
1,599	Reynolds Group Holdings, Inc., Term Loan, WI/DD	TBD	TBD	B+	1,607,000
459	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	463,025
2,058	Total Containers & Packaging				2,070,025
	Electric Utilities – 0.8%
1,860	TXU Corporation, 2014 Term Loan	3.757%	10/10/14	B2	1,390,332
	Food Products – 1.4%
1,320	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	B+	1,330,659
979	U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B-	968,836
2,299	Total Food Products				2,299,495
	Health Care Equipment & Supplies – 0.9%
1,489	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,512,012
	Health Care Providers & Services – 3.5%
1,000	DaVita, Inc., New Term Loan B2, WI/DD	TBD	TBD	Ba2	1,003,750
993	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	1,001,197
987	Golden Living, Term Loan	5.000%	5/04/18	B+	955,117
76	HCA, Inc., Tranche B2, Term Loan	3.612%	3/31/17	BB	76,169
905	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	894,165
992	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	999,285
805	Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	806,795
5,758	Total Health Care Providers & Services				5,736,478
	Hotels, Restaurants & Leisure – 2.3%
958	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	970,717
1,251	Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	1,257,411
1,500	Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	1,511,244
3,709	Total Hotels, Restaurants & Leisure				3,739,372
	Internet & Catalog Retail – 0.4%
706	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B	715,736
	Internet Software & Services – 0.4%
627	Go Daddy Operating Co. LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	625,234
	IT Services – 1.8%
873	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	B+	877,358
490	SunGard Data Systems, Inc., Term Loan B	1.975%	2/28/14	BB	491,311
1,247	First Data Corporation, Extended Term Loan B	5.217%	3/24/17	B+	1,228,278
306	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	295,806
2,916	Total IT Services				2,892,753
	Media – 5.1%
264	Nielsen Finance LLC, Term Loan C	3.478%	5/02/16	Ba2	264,998
1,564	Univision Communications, Inc., Term Loan	4.466%	3/31/17	B+	1,551,755
614	Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	617,747
498	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	500,143
750	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	759,375
1,246	Interactive Data Corporation, Term Loan B	4.500%	2/11/18	BB-	1,255,028
1,000	Kabel Deutschland GmbH, Term Loan F	4.250%	1/20/19	Ba2	1,002,946
1,955	Mediacom Broadband LLC, Tranche F, Term Loan	4.500%	10/23/17	BB-	1,945,225
439	WideOpenWest Finance LLC, Term Loan B	6.250%	7/12/18	B1	443,563
8,330	Total Media				8,340,780
	Multiline Retail – 0.6%
931	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	943,292
	Oil, Gas & Consumable Fuels – 0.8%
500	El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	BB-	505,312
860	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	860,777
1,360	Total Oil, Gas & Consumable Fuels				1,366,089
	Pharmaceuticals – 1.3%
500	Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	11/10/15	B+	505,625
748	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	757,290
134	Warner Chilcott Company LLC, Term Loan B1 Additional	4.250%	3/15/18	BBB-	134,226
352	Warner Chilcott Corporation, Term Loan B1	4.250%	3/15/18	BBB-	353,451
176	Warner Chilcott Corporation, Term Loan B2	4.250%	3/15/18	BBB-	176,726
242	Warner Chilcott Corporation, Term Loan B3	4.250%	3/15/18	BBB-	242,998
2,152	Total Pharmaceuticals				2,170,316
	Real Estate Investment Trust – 0.2%
332	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	333,183
	Real Estate Management & Development – 0.2%
383	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	384,248
	Road & Rail – 0.4%
609	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/21/17	BB	613,272
	Semiconductors & Equipment – 0.6%
985	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	996,081
	Software – 0.5%
885	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	897,952
	Wireless Telecommunication Services – 0.3%
574	Clear Channel Communications, Inc., Tranche B, Term Loan, WI/DD	0.000%	1/29/16	CCC+	471,059
$ 45,318	Total Variable Rate Senior Loan Interests (cost $44,908,956)				44,781,461

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Capital Preferred Securities – 1.1% (0.7% of Total Investments)
	Commercial Banks – 0.3%
500	PNC Financial Services Inc.	6.750%	2/01/62	BBB	$ 558,765
	Diversified Financial Services – 0.8%
600	General Electric Capital Corporation	7.125%	12/15/62	AA-	668,652
500	JP Morgan Chase & Company	7.900%	10/30/58	BBB	567,865
	Total Diversified Financial Services				1,236,517
	Insurance – 0.0%
44	Prudential PLC	7.750%	12/31/49	A-	47,300
	Total Capital Preferred Securities (cost $1,631,257)				1,842,582

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 7.4% (5.2% of Total Investments)
$ 2,665	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $2,665,335, collateralized by $2,695,000 U.S. Treasury Notes, 0.750%, due 6/30/17, value $2,721,950	0.010%	10/01/12		$ 2,665,333
9,536	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $9,535,633, collateralized by $7,155,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $9,727,931	0.010%	10/01/12		9,535,625
$ 12,201	Total Short-Term Investments (cost $12,200,958)				12,200,958
	Total Investments (cost $220,155,932) – 144.0%				237,295,957
	Borrowings – (41.2)% (7), (8)				(67,900,000)
	Other Assets Less Liabilities – (2.8)% (9)				(4,600,875)
	Net Assets Applicable to Common Shares – 100%				$164,795,082

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value (9)
(310)	Mosaic Company	$ (1,860,000)	12/22/12	$ 60.0	$ (56,575)
(2,548)	Talisman Energy Inc.	(3,057,600)	10/20/12	12.0	(356,720)
(2,858)	Total Call Options Written (premiums received $298,080)	$ (4,917,600)			$ (413,295)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	Fixed Rate*	Frequency	Date	(Depreciation)(9)
JPMorgan	$ 13,975,000	Receive	1-Month USD-LIBOR	1.412%	Monthly	3/29/2014	$(249,468)
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/2016	(932,753)
							$(1,182,221)

*Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks		$ 164,269,726	$516,380	$ –	$ 164,786,106
Convertible Preferred Securities		866,600	–	–	866,600
$25 Par (or similar) Preferred Securities		8,544,303	4,273,947	–	12,818,250
Variable Rate Senior Loan Interests		–	44,781,461	–	44,781,461
Capital Preferred Securities		–	1,842,582	–	1,842,582
Short-Term Investments:
Repurchase Agreements		–	12,200,958	–	12,200,958
Derivatives:
Call Options Written		(413,295)	–	–	(413,295)
Interest Rate Swaps**		–	(1,182,221)	–	(1,182,221)
Total		$ 173,267,334	$62,433,107	$ –	$ 235,700,441

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks and $25 Par (or similar) Preferred Securities classified as Level 2.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(413,295)
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(1,182,221)
Total			$—		$(1,595,516)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $222,722,083.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$25,892,961
Depreciation					(11,319,087)

Net unrealized appreciation (depreciation) of investments					$14,573,874

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(7)	Borrowings as a percentage of Total Investments is 28.6%.
(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of September 30, 2012, investments with a value of $141,947,141 have been pledged as collateral for Borrowings.

(9)	Other Assets Less Liabilities includes the Value and the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at September 30, 2012.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(11)	For fair value measurement disclosure purposes, Common Stocks categorized as Level 2.
(12)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.
WI/DD	Purchased on a when-issued or delayed delivery basis.
ADR	American Depositary Receipt.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012